Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Current portion	$ 120	$ 579
Long-term portion	3,699	2,676
Derivative financial assets	(17)
Derivative instrument assets, Long-term portion	(17)
Derivative instrument liability		62
Derivative instrument liability, current portion		62
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	(17)
Derivative instrument liability		62
2.239% notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	(17)
2.239% notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	(17)
3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability		62
3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability		62
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,819	3,255
Current portion	120	579
Long-term portion	3,699	2,676
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	4,365	3,556
Primary debt instruments [member] | Bank and Other [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		1
Primary debt instruments [member] | Bank and Other [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		1
Primary debt instruments [member] | Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	120
Primary debt instruments [member] | Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	120
Primary debt instruments [member] | 2.239% notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,022
Primary debt instruments [member] | 2.239% notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,053
Primary debt instruments [member] | 3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		435
Primary debt instruments [member] | 3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		435
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	596	596
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	662	639
Primary debt instruments [member] | 3.95% Notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		143
Primary debt instruments [member] | 3.95% Notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		143
Primary debt instruments [member] | 3.85% notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	240	240
Primary debt instruments [member] | 3.85% notes, due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	262	254
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	497	496
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	544	513
Primary debt instruments [member] | 4.50% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	116	116
Primary debt instruments [member] | 4.50% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	126	120
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	342	342
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	470	412
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	395	395
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	498	447
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	491	491
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 630	$ 592